Pension Benefits - Summary of Pension benefit expense recognized in profit or loss, defined benefit plans (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Amounts recognized in net income were as follows:
Net interest cost	$ 16.1	$ 15.8
Pension Benefits [Member]
Amounts recognized in net income were as follows:
Current service cost	11.7	15.6
Past service cost	0.0	5.6
Net interest cost	8.1	7.0
Defined benefit costs recognized	19.8	28.2
Pension Benefits [Member] | Cost of sales [member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	10.5	19.1
Pension Benefits [Member] | Administrative and selling expense [member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	1.2	2.1
Pension Benefits [Member] | Interest on pension liability [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	$ 8.1	$ 7.0